July 19, 2005


VIA ELECTRONIC FILING

Securities and Exchange Commission
450 Fifth Street, N.W.
Judiciary Plaza
Washington, DC  20549

Attention: Division of Investment
Management

RE: Merrill Lynch U.S. High Yield Fund, Inc.
Post-Effective Amendment No. 10 to the Registration
Statement on Form N-1A (Securities Act File
No.333-47971, Investment Company Act File
No. 811-08699)

Ladies and Gentlemen:

	Pursuant to Rule 497(j) under the Securities
Act of 1933, as amended (the "1933 Act"), Merrill
Lynch U.S. High Yield Fund,Inc. (the "Fund") hereby certifies that:

(1)	the form of Prospectus and Statement of
Additional Information that would have been filed pursuant to Rule 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 10 to the
Fund's Registration Statement on Form N-1A;
and

(2)	the text of Post-Effective Amendment
No. 10 to the Fund's Registration Statement on
Form N-1A was filed electronically with the Securities and Exchange Commission on
July 14, 2005.

Sincerely,

Merrill Lynch U.S. High Yield
Fund, Inc.

/s/ Alice A. Pellegrino
Alice A. Pellegrino
Secretary of Fund